Stock-Based Compensation - Summary of Restricted Stock Unit Activity for the Period (Detail) - $ / shares			3 Months Ended	6 Months Ended
	Apr. 13, 2023	Jan. 24, 2023	Jun. 30, 2023	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (in shares)		(2,400,354)
Management Awards
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)				0
Granted (in shares)			6,581,496
Forfeited (in shares)			0
Vested (in shares)			(2,400,354)
Ending balance (in shares)			4,181,142	4,181,142
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)				$ 0
Granted (in dollars per share)			$ 9.76
Forfeited (in dollars per share)			0
Vested (in dollars per share)			9
Ending balance (in dollars per share)			$ 10.19	$ 10.19
Employee Awards
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)				0
Granted (in shares)	2,234,750		2,234,750
Forfeited (in shares)			0
Vested (in shares)			0
Ending balance (in shares)			2,234,750	2,234,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)				$ 0
Granted (in dollars per share)			$ 4.56
Forfeited (in dollars per share)			0
Vested (in dollars per share)			0
Ending balance (in dollars per share)			$ 4.56	$ 4.56